UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $20,681 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307       30    10000 SH       SOLE                        0        0    10000
ANTIGENICS INC DEL             COM              037032109       96   200200 SH       SOLE                        0        0   200200
BOSTON PRIVATE FINL HLDGS IN   COM              101119105       68    10000 SH       SOLE                        0        0    10000
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      179    20410 SH       SOLE                        0        0    20410
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104      138    29400 SH       SOLE                        0        0    29400
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      284    11148 SH       SOLE                        0        0    11148
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      484    14221 SH       SOLE                        0        0    14221
FORTRESS INVESTMENT GROUP LL   CL A             34958B106       13    13090 SH       SOLE                        0        0    13090
GOLDMAN SACHS GROUP INC        COM              38141G104    12211   144701 SH       SOLE                        0        0   144701
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107      203     9500 SH       SOLE                        0        0     9500
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      588    20536 SH       SOLE                        0        0    20536
ISHARES TR                     IBOXX INV CPBD   464287242     1145    11265 SH       SOLE                        0        0    11265
ISHARES TR                     MSCI EAFE IDX    464287465     1092    24350 SH       SOLE                        0        0    24350
ISHARES TR                     MSCI EMERG MKT   464287234      880    35242 SH       SOLE                        0        0    35242
ITEX Corporation               COM              465647204       42   100000 SH       SOLE                        0        0   100000
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      211    26217 SH       SOLE                        0        0    26217
SPDR TR                        UNIT SER 1       78462F103     2074    22980 SH       SOLE                        0        0    22980
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105      231    29750 SH       SOLE                        0        0    29750
TEPPCO PARTNERS L P            UT LTD PARTNER   872384102      278    14201 SH       SOLE                        0        0    14201
TOWER SEMICONDUCTOR LTD        ORD              M87915100       51   379389 SH       SOLE                        0        0   379389
UNITEDHEALTH GROUP INC         COM              91324P102      383    14400 SH       SOLE                        0        0    14400